PROPERTY, PLANT & EQUIPMENT	9 Months Ended
Sep. 30, 2024
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT & EQUIPMENT

5. PROPERTY, PLANT & EQUIPMENT

Property, plant and equipment, net of accumulated depreciation, of the Company consists of the following as of the period end dates set forth below (in US$ thousands):

	Estimated Useful	As of
	Lives (in years)	September 30, 2024	December 31, 2023
Buildings and leasehold improvements	5 to 25	$54,522	$57,002
Drilling rigs, plant and equipment	1 to 15	728,488	749,492
Office equipment (furniture and fixtures) and tools	3 to 10	16,577	16,763
Vehicles and cranes	5 to 10	10,874	14,446
Less: Accumulated depreciation		(421,925)	(420,812)
Land		11,664	11,664
Capital work in progress		24,933	14,111
Total		$425,133	$442,666

The Company recorded depreciation expense of $28.2 million, $27.8 million, $83.7 million and $83.8 million for the three-month period ended September 30, 2024, the three-month period ended September 30, 2023, the nine-month period ended September 30, 2024, and the nine-month period ended September 30, 2023, respectively, in the Unaudited Condensed Consolidated Interim Statements of Operations.